Major Customer and Concentrations of Credit Risk (Notes)	9 Months Ended
Sep. 30, 2012
Major Customers And Concentrations Of Credit Risk [Abstract]
Major Customer and Concentrations of Credit Risk
MAJOR CUSTOMER AND CONCENTRATIONS OF CREDIT RISK

Tesoro accounted for 90% and 87% of our total revenues for the nine months ended September 30, 2012 and 2011, respectively. These percentages are not comparable as no revenue was recorded for the Predecessors for transactions with Tesoro in the Terminalling, Transportation and Storage segment or for trucking services in the Crude Oil Gathering segment prior to the Initial Offering and the subsequent acquisitions.